SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION

19. SEGMENT INFORMATION

Subsequent to the acquisition of OpenBet and effective January 1, 2023, the Company created a fourth segment, Sports Data & Technology, to align with how the Company's chief operating decision maker ("CODM") manages the businesses. This segment consists of OpenBet, the Company's sports betting content, platform and service provider business, acquired in September 2022, and the Company's sports data and technology business, IMG ARENA, both of which were previously included in the Company's Events, Experiences & Rights segment. As a result of the SD&T segment being presented as discontinued operations (Note 4), the Company now has the following three reportable segments: Owned Sports Properties, Events, Experiences & Rights, and Representation. The Company also reports the results for the "Corporate and other" group. All prior period amounts related to the discontinued operations have been retrospectively reclassified to conform to the new presentation.

Owned Sports Properties consists of a portfolio of unique sports and entertainment properties, including UFC, WWE, PBR and Euroleague Ventures S.A. ("Euroleague") that license broadcast and other intellectual property rights and operate exclusive live events. In addition, at the end of 2021 and in January 2022, the Company acquired ten PDL Clubs, which were being operated under the DBH umbrella. In September 2022, the Company sold the DBH business, including the PDL Clubs.

Events, Experiences & Rights consists of providing services to a diverse portfolio of live events annually, including live sports events, fashion, art fairs and music, culinary and lifestyle festivals and major attractions. The Company owns and operates many of these events and operates other events on behalf of third parties. The Company previously owned and operated IMG Academy, a leading sports and education brand with an innovative suite of on-campus and online programming, including its Bradenton, Florida boarding school and sports camps. In June 2023, we sold all of the Academy business. Additionally, the Company produces and distributes sports video programming.

Representation consists of providing services to a diverse group of talent across entertainment, sports and fashion, including actors, directors, writers, athletes, models, musicians and other artists, in a variety of mediums, such as film, television, art, books and live events. The Company provides brand strategy, marketing, advertising, public relations, analytics, digital, activation and experiential services to corporate and other clients. Also, the Company provides intellectual property licensing services to a large portfolio of entertainment, sports and consumer product brands, including representing these clients in the licensing of their logos, trade names and trademarks. Additionally, although to a much lesser extent after the sale of 80% of the restricted Endeavor Content business, which closed in January 2022, the Company provides content development and production for television properties, documentaries, and podcasts.

Corporate and other primarily consists of overhead, personnel costs and costs associated with corporate initiatives that are not fully allocated to the segments. Such expenses include compensation and other benefits for corporate office employees, rent, professional fees related to internal control compliance and monitoring, financial statement audits and legal, information technology and insurance that is managed through the Company’s corporate office.

The profitability measure employed by the Company’s chief operating decision maker for allocating resources and assessing operating performance is Adjusted EBITDA. EBITDA is generally adjusted for equity-based compensation; merger, acquisition and earn-out costs; certain legal costs; restructuring, severance and impairment charges; certain non-cash fair value adjustments, tax receivable agreement liability adjustments and certain other items, including gains/losses on business divestitures. All segments follow the same accounting policies as described in Note 2. Revenue by geographic area is based on the location of the legal entity that sells the services.

Asset information by segment is not provided to the Company’s chief operating decision maker as that information is not used in the determination of resource allocation or in assessing the performance of the Company’s segments. A significant portion of the Company’s assets represent goodwill and intangible assets arising from business combinations.

Summarized financial information for the Company’s reportable segments is shown in the following tables (in thousands):

Revenue

	Years Ended December 31,
	2023	2022	2021
Owned Sports Properties	$1,815,880	$1,332,335	$1,108,207
Events, Experiences & Rights	2,173,399	2,192,289	1,846,305
Representation	1,544,441	1,512,150	1,959,757
Eliminations	(42,943)	(29,171)	(27,256)
Total consolidated revenue	$5,490,777	$5,007,603	$4,887,013

Reconciliation of segment profitability

	Years Ended December 31,
	2023	2022	2021
Owned Sports Properties	$827,024	$648,158	$537,627
Events, Experiences & Rights	228,140	294,818	178,870
Representation	391,114	469,757	383,388
Corporate and other	(305,817)	(305,835)	(266,402)
Adjusted EBITDA	1,140,461	1,106,898	833,483
Reconciling items:
Equity losses (earnings) of affiliates	9,905	5,038	(3,402)
Interest expense, net	(346,237)	(282,350)	(268,681)
Depreciation and amortization	(310,204)	(248,732)	(275,510)
Equity-based compensation expense	(254,028)	(209,380)	(530,929)
Merger, acquisition and earn-out costs	(105,463)	(59,676)	(59,849)
Certain legal costs	(41,067)	(14,274)	(4,746)
Restructuring, severance and impairment	(125,610)	(13,258)	(8,490)
Fair value adjustment - equity investments	985	12,029	21,558
Net gain on sale of the restricted Endeavor Content business	—	463,641	—
Net gain on sale of the Academy business	736,978	—	—
Tax receivable agreement liability adjustment	40,635	(873,264)	(101,736)
Other	35,293	(10,766)	(51,552)
Income (loss) from continuing operations before income taxes and equity losses of affiliates	$781,648	$(124,094)	$(449,854)

Revenue by geographic area

	Years Ended December 31,
	2023	2022	2021
United States	$4,288,332	$3,937,725	$3,639,419
United Kingdom	926,573	840,715	1,111,606
Rest of world	275,872	229,163	135,988
Total revenue	$5,490,777	$5,007,603	$4,887,013

Long-lived assets by geographic area

	December 31,
	2023	2022
United States	$827,330	$605,794
United Kingdom	66,357	52,661
Rest of world	20,958	12,992
Total long-lived assets	$914,645	$671,447